Expense Example - FIMMFunds-InstitutionalComboPRO - FIMMFunds-InstitutionalComboPRO - Fidelity Investments Money Market Money Market Portfolio - Fidelity Investments Money Market - Money Market Portfolio - Institutional Class
May 30, 2024 USD ($)
Expense Example:
1 year	$ 14
3 years	53
5 years	96
10 years	$ 225